Schedule of Investments (unaudited) July 31, 2021	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.7%
Airbus SE(a)	26,281	$3,604,929
BAE Systems PLC	1,606,194	12,877,728
Huntington Ingalls Industries, Inc.	42,094	8,634,742
MTU Aero Engines AG	16,493	4,125,514

		29,242,913

Auto Components — 1.7%
Lear Corp.	35,794	6,263,234
Magna International, Inc.	49,274	4,130,640

		10,393,874

Automobiles — 0.9%
General Motors Co.(a)	93,421	5,310,050

Banks — 4.5%
Comerica, Inc.	57,982	3,981,044
First Citizens BancShares, Inc., Class A	13,920	10,893,653
KeyCorp.	274,756	5,401,703
Wells Fargo & Co.	162,933	7,485,142

		27,761,542

Beverages — 0.8%
Constellation Brands, Inc., Class A	21,119	4,737,836

Biotechnology — 0.0%
Biomea Fusion, Inc.(a)	18,940	249,819

Capital Markets — 5.8%
Apollo Global Management, Inc.	184,112	10,836,832
Credit Suisse Group AG, ADR(b)	453,865	4,561,343
Invesco Ltd.	260,111	6,341,506
Jefferies Financial Group, Inc.	94,756	3,144,952
Raymond James Financial, Inc.	89,077	11,533,690

		36,418,323

Chemicals — 0.9%
Corteva, Inc.	132,089	5,650,767

Communications Equipment — 0.6%
Motorola Solutions, Inc.	15,388	3,445,681

Construction Materials — 0.5%
CRH PLC	56,164	2,809,142

Consumer Finance — 1.7%
Capital One Financial Corp.	64,975	10,506,457

Containers & Packaging — 1.6%
Sealed Air Corp.	181,042	10,274,133

Diversified Consumer Services — 0.0%
Duolingo, Inc.(a)	1,669	234,077

Diversified Financial Services — 2.5%
Acropolis Infrastructure Acquisition Corp.(a)(b)	152,300	1,523,624
CM Life Sciences III, Inc., Class A(a)	24,008	242,721
Equitable Holdings, Inc.	411,673	12,708,346
GX Acquisition Corp. II, Class A(a)	117,322	1,135,677

		15,610,368

Electric Utilities — 3.9%
American Electric Power Co., Inc.	75,198	6,626,448
Edison International	113,110	6,164,495
Evergy, Inc.	42,891	2,797,351

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	148,661	$5,696,690
Pinnacle West Capital Corp.	38,666	3,230,544

		24,515,528

Electrical Equipment — 0.5%
nVent Electric PLC	102,497	3,239,930

Electronic Equipment, Instruments & Components — 1.2%
Avnet, Inc.	111,874	4,622,634
Vontier Corp.	92,067	2,978,367

		7,601,001

Entertainment — 0.7%
CD Projekt SA	93,267	4,491,243

Equity Real Estate Investment Trusts (REITs) — 1.8%
CyrusOne, Inc.	39,252	2,797,490
Lamar Advertising Co., Class A	42,657	4,547,236
Rayonier, Inc.	99,633	3,757,161

		11,101,887

Food Products — 1.5%
Danone SA	126,011	9,268,549

Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	54,267	3,950,586
DENTSPLY SIRONA, Inc.	92,026	6,077,397
Koninklijke Philips NV	101,016	4,657,791
Koninklijke Philips NV, NY Shares	33,601	1,546,990
Zimmer Biomet Holdings, Inc.	47,572	7,774,216

		24,006,980

Health Care Providers & Services — 4.9%
Anthem, Inc.	12,261	4,708,347
Cigna Corp.	54,835	12,584,084
Laboratory Corp. of America Holdings(a)	33,128	9,810,857
McKesson Corp.	18,530	3,776,970

		30,880,258

Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	14,662	907,578

Household Durables — 1.1%
Newell Brands, Inc.	159,234	3,941,042
Panasonic Corp.	260,200	3,141,931

		7,082,973

Insurance — 9.1%
Allstate Corp.	44,428	5,777,861
American International Group, Inc.	258,125	12,222,219
Arthur J. Gallagher & Co.	24,661	3,435,524
Assurant, Inc.	44,794	7,068,941
Brighthouse Financial, Inc.(a)	54,088	2,329,029
Fidelity National Financial, Inc.	173,455	7,737,827
Hartford Financial Services Group, Inc.	120,077	7,639,299
Prudential PLC	167,264	3,141,022
Reinsurance Group of America, Inc.	27,526	3,032,815
Willis Towers Watson PLC	22,357	4,607,331

		56,991,868

Interactive Media & Services — 0.5%
Yelp, Inc.(a)	77,800	2,909,720

IT Services — 4.6%
Cognizant Technology Solutions Corp., Class A	182,197	13,396,945

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Mid Cap Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Dlocal Ltd.(a)	51,956	$2,345,294
FleetCor Technologies, Inc.(a)	50,717	13,096,144

		28,838,383

Machinery — 2.1%
Komatsu Ltd.	418,100	10,477,179
Stanley Black & Decker, Inc.	14,231	2,804,219

		13,281,398

Media — 3.4%
Fox Corp., Class A	213,038	7,596,935
Fox Corp., Class B	14,435	479,820
iHeartMedia, Inc., Class A(a)	201,360	5,205,156
Omnicom Group, Inc.	20,504	1,493,101
Publicis Groupe SA	24,042	1,517,786
ViacomCBS, Inc., Class B	84,588	3,462,187
WPP PLC, ADR(b)	25,129	1,625,846

		21,380,831

Metals & Mining — 1.7%
Barrick Gold Corp.	141,151	3,072,857
Steel Dynamics, Inc.	116,682	7,520,155

		10,593,012

Multi-line Retail — 2.1%
Dollar General Corp.	29,606	6,887,540
Dollar Tree, Inc.(a)	61,873	6,174,307

		13,061,847

Multi-Utilities — 3.6%
Ameren Corp.	82,441	6,918,449
CenterPoint Energy, Inc.	190,648	4,853,898
NiSource, Inc.	201,175	4,983,105
Public Service Enterprise Group, Inc.	92,128	5,733,125

		22,488,577

Oil, Gas & Consumable Fuels — 4.8%
ConocoPhillips	113,646	6,370,995
Enterprise Products Partners LP	207,574	4,684,945
EQT Corp.(a)	321,164	5,906,206
Marathon Petroleum Corp.	189,411	10,459,275
Williams Cos., Inc.	102,391	2,564,895

		29,986,316

Pharmaceuticals — 1.6%
Elanco Animal Health, Inc.(a)	100,682	3,671,872
Viatris, Inc.	427,612	6,016,501

		9,688,373

Professional Services — 2.0%
Leidos Holdings, Inc.	81,857	8,711,222
Robert Half International, Inc.	37,679	3,700,455

		12,411,677

Real Estate Management & Development(a) — 3.4%
Howard Hughes Corp.	98,989	9,177,270
Jones Lang LaSalle, Inc.	37,432	8,331,240
Realogy Holdings Corp.	196,900	3,489,068

		20,997,578

Security	Shares	Value

Software — 5.1%
CDK Global, Inc.	140,026	$6,719,848
Open Text Corp.	144,250	7,488,017
Sentinelone, Inc., Class A(a)	32,761	1,615,445
SS&C Technologies Holdings, Inc.	202,346	15,861,903

		31,685,213

Specialty Retail — 0.7%
Ross Stores, Inc.	33,201	4,073,431

Textiles, Apparel & Luxury Goods — 3.6%
Gildan Activewear, Inc.	323,597	11,160,860
Ralph Lauren Corp.	102,188	11,600,382

		22,761,242

Tobacco — 1.2%
British American Tobacco PLC, ADR	191,903	7,186,767

Wireless Telecommunication Services — 1.5%
Rogers Communications, Inc., Class B	58,174	2,968,619
Vodafone Group PLC	3,878,960	6,237,180

		9,205,799

Total Common Stocks — 96.7%
(Cost: $515,676,165)		603,282,941

Warrants

Diversified Financial Services(a) — 0.0%
CM Life Sciences III, Inc. (Expires 12/31/28)	4,801	11,859
GX Acquisition Corp. II (Expires 12/31/28)	38,656	40,009

		51,868

Total Warrants — 0.0%
(Cost: $43,993)		51,868

Total Long-Term Investments — 96.7%
(Cost: $515,720,158)		603,334,809

Short-Term Securities

Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	21,324,276	21,324,276
SL Liquidity Series, LLC, Money Market Series, 0.12%(c)(d)(e)	1,579,215	1,579,689

Total Short-Term Securities — 3.7% (Cost: $22,903,965)		22,903,965

Total Investments — 100.4% (Cost: $538,624,123)		626,238,774

Liabilities in Excess of Other Assets — (0.4)%		(2,189,175)

Net Assets — 100.0%		$624,049,599

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Mid Cap Dividend Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$19,599,861	$1,724,415	(a)	$—	$—	$—	$21,324,276	21,324,276	$338		$—
SL Liquidity Series, LLC, Money Market Series	658,867	920,822	(a)	—	—	—	1,579,689	1,579,215	1,081	(b)	—

					$—	$—	$22,903,965		$1,419		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$8,634,742	$20,608,171	$—	$29,242,913
Auto Components	10,393,874	—	—	10,393,874
Automobiles	5,310,050	—	—	5,310,050
Banks	27,761,542	—	—	27,761,542
Beverages	4,737,836	—	—	4,737,836
Biotechnology	249,819	—	—	249,819
Capital Markets	36,418,323	—	—	36,418,323
Chemicals	5,650,767	—	—	5,650,767
Communications Equipment	3,445,681	—	—	3,445,681
Construction Materials	—	2,809,142	—	2,809,142
Consumer Finance	10,506,457	—	—	10,506,457

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) July 31, 2021	BlackRock Mid Cap Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Containers & Packaging	$10,274,133	$—	$—	$10,274,133
Diversified Consumer Services	234,077	—	—	234,077
Diversified Financial Services	15,610,368	—	—	15,610,368
Electric Utilities	24,515,528	—	—	24,515,528
Electrical Equipment	3,239,930	—	—	3,239,930
Electronic Equipment, Instruments & Components	7,601,001	—	—	7,601,001
Entertainment	—	4,491,243	—	4,491,243
Equity Real Estate Investment Trusts (REITs)	11,101,887	—	—	11,101,887
Food Products	—	9,268,549	—	9,268,549
Health Care Equipment & Supplies	15,398,603	8,608,377	—	24,006,980
Health Care Providers & Services	30,880,258	—	—	30,880,258
Health Care Technology	907,578	—	—	907,578
Household Durables	3,941,042	3,141,931	—	7,082,973
Insurance	53,850,846	3,141,022	—	56,991,868
Interactive Media & Services	2,909,720	—	—	2,909,720
IT Services	28,838,383	—	—	28,838,383
Machinery	2,804,219	10,477,179	—	13,281,398
Media	19,863,045	1,517,786	—	21,380,831
Metals & Mining	10,593,012	—	—	10,593,012
Multi-line Retail	13,061,847	—	—	13,061,847
Multi-Utilities	22,488,577	—	—	22,488,577
Oil, Gas & Consumable Fuels	29,986,316	—	—	29,986,316
Pharmaceuticals	9,688,373	—	—	9,688,373
Professional Services	12,411,677	—	—	12,411,677
Real Estate Management & Development	20,997,578	—	—	20,997,578
Software	31,685,213	—	—	31,685,213
Specialty Retail	4,073,431	—	—	4,073,431
Textiles, Apparel & Luxury Goods	22,761,242	—	—	22,761,242
Tobacco	7,186,767	—	—	7,186,767
Wireless Telecommunication Services	2,968,619	6,237,180	—	9,205,799
Warrants	51,868	—	—	51,868
Short-Term Securities
Money Market Funds	21,324,276	—	—	21,324,276

	$554,358,505	$70,300,580	$—	624,659,085

Investments Valued at NAV(a)				1,579,689

				$626,238,774

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation

ADR	American Depositary Receipt

CD	Certificate of Deposit

CM	Commerz Markets LLC

4